Property, plant and equipment - Disposal of assets (Details) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($) Asset	Mar. 31, 2015 USD ($)	Dec. 31, 2017 USD ($) Asset	Dec. 31, 2016 USD ($) Asset	Dec. 31, 2015 USD ($)
Non-current assets and liabilities held for sale and discontinued operations
Loss due to sale of assets | $		$ (193)	$ 294	$ 1,240	$ 8,708
Shipping assets
Non-current assets and liabilities held for sale and discontinued operations
Number of ships approved to be sold | Asset	11
Loss due to sale of assets | $	$ 66		133
Proceeds from sale of assets | $			391	$ 409
Number of shipping assets sold | Asset				4
Impairment and other results on non-current assets | $			$ 348
Shipping assets | VLOC's
Non-current assets and liabilities held for sale and discontinued operations
Number of shipping assets sold | Asset			4	3
Shipping assets | Floating Transfer Stations
Non-current assets and liabilities held for sale and discontinued operations
Number of shipping assets sold | Asset			2